Pension and Non-pension Post-employment Benefit Plans - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of defined benefit plans [line items]
Percentage of plan members that are active employees of the Company		1.00%
Loss on pension annuity purchases (see note 18(a))	$ 0.2	$ 0.0	$ 0.2	$ 0.0
Plan assets, at fair value		$ 361.9	380.1
Percentage of plan assets held with financial institutions with a rating of A- or above		96.00%
Number of basis points		1.00%
Pension Plan
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		$ 359.9	378.1
Plan assets, decrease due to restrictions		(1.6)	0.0
Level 1
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		33.2	31.8
Level 3
Disclosure of defined benefit plans [line items]
Plan assets, at fair value		$ 328.7	$ 348.3